Consolidated Balance Sheets (Parenthetical) - £ / shares	Sep. 30, 2023	Sep. 30, 2022
Statement of Financial Position [Abstract]
Preferred Shares, authorized	25,000,000	25,000,000
Preferred Shares, par value	£ 0.01	£ 0.01
Preferred Shares, issued	0	0
Preferred Shares, outstanding	0	0
Ordinary Shares, authorized	700,000,000	700,000,000
Ordinary Shares, par value	£ 0.01	£ 0.01
Ordinary Shares, issued	286,330,000	284,400,000
Ordinary Shares, outstanding	117,348,000	120,842,000
Treasury stock	168,982,000	163,558,000